SEGMENT INFORMATION (Schedule of Capital Expenditure by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 1,780	$ 15,682
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	7,148	7,602
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	8,911	8,080
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital expenditure	$ 1,746